Cost of Sales	3 Months Ended
Mar. 31, 2023
Cost Of Sales Text Block [Abstract]
COST OF SALES
8.	COST OF SALES

(in thousands)	March 31, 2023	March 31, 2022

Inventory expensed	$971	$359
Royalties	106	54
Other expenses	229	165
Total	$1,306	$578